36. Financial instruments and risk management (Details 6)	12 Months Ended
Dec. 31, 2020
Probable Scenario [member] | EUR [member] | USD sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	6.3779%
Probable Scenario [member] | EUR [member] | EUR sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	6.3779%
Probable Scenario [member] | EUR [member] | Scenario sensitivity to Libor [member]
Financial instruments and risk management [line items]
Interest rate variable risk	6.3779%
Probable Scenario [member] | CDI [member] | USD sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	1.90%
Probable Scenario [member] | CDI [member] | EUR sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	1.90%
Probable Scenario [member] | CDI [member] | Scenario sensitivity to Libor [member]
Financial instruments and risk management [line items]
Interest rate variable risk	1.90%
Probable Scenario [member] | USD [Member] | USD sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	5.1967%
Probable Scenario [member] | USD [Member] | EUR sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	5.1967%
Probable Scenario [member] | USD [Member] | Scenario sensitivity to Libor [member]
Financial instruments and risk management [line items]
Interest rate variable risk	5.1967%
Probable Scenario [member] | LIBOR [member] | USD sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	0.2666%
Probable Scenario [member] | LIBOR [member] | EUR sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	0.2666%
Probable Scenario [member] | LIBOR [member] | Scenario sensitivity to Libor [member]
Financial instruments and risk management [line items]
Interest rate variable risk	0.2666%
Possible Scenario [member] | EUR [member] | USD sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	6.3779%
Possible Scenario [member] | EUR [member] | EUR sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	7.9725%
Possible Scenario [member] | EUR [member] | Scenario sensitivity to Libor [member]
Financial instruments and risk management [line items]
Interest rate variable risk	6.3779%
Possible Scenario [member] | CDI [member] | USD sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	1.90%
Possible Scenario [member] | CDI [member] | EUR sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	1.90%
Possible Scenario [member] | CDI [member] | Scenario sensitivity to Libor [member]
Financial instruments and risk management [line items]
Interest rate variable risk	1.90%
Possible Scenario [member] | USD [Member] | USD sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	6.4959%
Possible Scenario [member] | USD [Member] | EUR sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	5.1967%
Possible Scenario [member] | USD [Member] | Scenario sensitivity to Libor [member]
Financial instruments and risk management [line items]
Interest rate variable risk	5.1967%
Possible Scenario [member] | LIBOR [member] | USD sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	0.2666%
Possible Scenario [member] | LIBOR [member] | EUR sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	0.2666%
Possible Scenario [member] | LIBOR [member] | Scenario sensitivity to Libor [member]
Financial instruments and risk management [line items]
Interest rate variable risk	0.3333%
Remote Scenario [member] | EUR [member] | USD sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	6.3779%
Remote Scenario [member] | EUR [member] | EUR sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	9.5669%
Remote Scenario [member] | EUR [member] | Scenario sensitivity to Libor [member]
Financial instruments and risk management [line items]
Interest rate variable risk	6.3779%
Remote Scenario [member] | CDI [member] | USD sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	1.90%
Remote Scenario [member] | CDI [member] | EUR sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	1.90%
Remote Scenario [member] | CDI [member] | Scenario sensitivity to Libor [member]
Financial instruments and risk management [line items]
Interest rate variable risk	1.90%
Remote Scenario [member] | USD [Member] | USD sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	7.7951%
Remote Scenario [member] | USD [Member] | EUR sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	5.1967%
Remote Scenario [member] | USD [Member] | Scenario sensitivity to Libor [member]
Financial instruments and risk management [line items]
Interest rate variable risk	5.1967%
Remote Scenario [member] | LIBOR [member] | USD sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	0.2666%
Remote Scenario [member] | LIBOR [member] | EUR sensitivity scenario [member]
Financial instruments and risk management [line items]
Interest rate variable risk	0.2666%
Remote Scenario [member] | LIBOR [member] | Scenario sensitivity to Libor [member]
Financial instruments and risk management [line items]
Interest rate variable risk	0.3999%
CDI sensitivity scenario [member] | Probable Scenario [member] | EUR [member]
Financial instruments and risk management [line items]
Interest rate variable risk	6.3779%
CDI sensitivity scenario [member] | Probable Scenario [member] | CDI [member]
Financial instruments and risk management [line items]
Interest rate variable risk	1.90%
CDI sensitivity scenario [member] | Probable Scenario [member] | USD [Member]
Financial instruments and risk management [line items]
Interest rate variable risk	5.1967%
CDI sensitivity scenario [member] | Probable Scenario [member] | LIBOR [member]
Financial instruments and risk management [line items]
Interest rate variable risk	0.2666%
CDI sensitivity scenario [member] | Possible Scenario [member] | EUR [member]
Financial instruments and risk management [line items]
Interest rate variable risk	6.3779%
CDI sensitivity scenario [member] | Possible Scenario [member] | CDI [member]
Financial instruments and risk management [line items]
Interest rate variable risk	2.38%
CDI sensitivity scenario [member] | Possible Scenario [member] | USD [Member]
Financial instruments and risk management [line items]
Interest rate variable risk	5.1967%
CDI sensitivity scenario [member] | Possible Scenario [member] | LIBOR [member]
Financial instruments and risk management [line items]
Interest rate variable risk	0.2666%
CDI sensitivity scenario [member] | Remote Scenario [member] | EUR [member]
Financial instruments and risk management [line items]
Interest rate variable risk	6.3779%
CDI sensitivity scenario [member] | Remote Scenario [member] | CDI [member]
Financial instruments and risk management [line items]
Interest rate variable risk	2.85%
CDI sensitivity scenario [member] | Remote Scenario [member] | USD [Member]
Financial instruments and risk management [line items]
Interest rate variable risk	5.1967%
CDI sensitivity scenario [member] | Remote Scenario [member] | LIBOR [member]
Financial instruments and risk management [line items]
Interest rate variable risk	0.2666%